Schedule of Asset retirement Obligations (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Asset Retirement Obligations
Beginning balance	$ 5,316,470	$ 8,993,108
Accretion expense	52,731	264,075
Impact of hyperinflation	(4,176)	(69,379)
Change in estimate	331,643	(3,871,334)
Ending balance	$ 5,696,668	$ 5,316,470